Income taxes	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [Abstract]
Income taxes [Text Block]

19. Income taxes

(a) Income tax expense

The income tax recorded in the consolidated statements of income (loss) for the years ended December 31, 2024 and 2023 is presented as follows:

	2024	2023
	$	$

Current income tax
Expense for the year	2,692	1,915
Current income tax expense	2,692	1,915

Deferred income tax (Note 19 (b)):
Origination and reversal of temporary differences	5,521	1,875
Change in unrecognized deductible temporary differences	5,174	7,460
Adjustments in respect of prior years	462	(1,694)
Other	26	233
Deferred income tax expense	11,183	7,874
Income tax expense	13,875	9,789

The provision for income taxes presented in the consolidated statements of income (loss) differs from the amount that would arise using the statutory income tax rate applicable to income of the consolidated entities, as a result of the following:

	2024	2023
	$	$

Earnings (loss) before income taxes	30,142	(27,637)
Income tax provision calculated using the combined Canadian federal and provincial statutory income tax rate	7,988	(7,324)
Increase (decrease) in income taxes resulting from:
Non-deductible (revenues) expenses, net	(59)	71
Non-taxable portion of capital losses, net	6,051	9,915
Differences in foreign statutory tax rates	(6,566)	918
Changes in unrecognized deferred tax assets	5,174	7,460
Foreign withholding taxes	799	210
Adjustments in respect of prior years	462	(1,694)
Other	26	233
Total income tax expense	13,875	9,789

The 2024 and 2023 Canadian federal and provincial statutory income tax rate is 26.5%.

(b) Deferred income taxes

The components that give rise to deferred income tax assets and liabilities are as follows:

	December 31,	December 31,
	2024	2023
	$	$
Deferred tax assets:
Non-capital losses	8,387	26,615
Deferred and restricted share units	4,116	3,234
Share and debt issue expenses	888	1,484
Other	478	4
	13,869	31,337
Deferred tax liabilities:
Royalty interests	(85,089)	(98,765)
Stream interests	(4,634)	(4,038)
Investments	(380)	(1,331)
	(90,103)	(104,134)
Deferred tax liability, net	(76,234)	(72,797)

Deferred tax assets and liabilities have been offset on the balance sheets where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

The movement in net deferred tax liabilities during the years ended December 31, 2024 and 2023 may be summarized as follows:

	2024	2023
	$	$

Balance - January 1	(72,797)	(63,917)
Recognized in net earnings	(11,183)	(7,874)
Recognized in other comprehensive loss / income	918	535
Recognized in equity	929	297
Currency conversion adjustment	5,899	(1,838)
Balance - December 31	(76,234)	(72,797)

(c) Unrecognized deferred tax liabilities

The aggregate amount of taxable temporary differences associated with investments in subsidiaries, for which deferred tax liabilities have not been recognized as at December 31, 2024, is $73.7 million ($53.4 million as at December 31, 2023). No deferred tax liabilities are recognized on the temporary differences associated with investments in subsidiaries because the Company controls the timing of reversal and it is not probable that they will reverse in the foreseeable future.

(d) Unrecognized deferred tax assets

As at December 31, 2024, the Company had temporary differences associated with marketable securities with a tax benefit of $35.8 million ($34.0 million as at December 31, 2023), which are not recognized as deferred tax assets. The Company recognizes the benefit of tax attributes only to the extent of anticipated future taxable income that can be reduced by these attributes.